Income Taxes - Deferred Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax asset:
Net operating loss carryforward	$ 23,146,178	$ 17,427,880
Accrued expenses	18,400	143,295
Stock-based compensation	96,570
Research and development credits	2,670,688	2,031,211
Other	20,784	19,565
Total deferred tax assets	25,952,620	19,621,951
Deferred tax liabilities:
Stock-based compensation		2,803
Fixed assets	8,434	9,220
Total deferred tax liabilities	8,434	12,023
Net deferred tax assets before valuation allowance	25,944,186	19,609,928
Less valuation allowance	(25,944,186)	(19,609,928)
Net deferred tax asset	0	0
ZETA ACQUISITION CORP. II [Member]
Deferred tax asset:
Capitalized formation costs	79,400	69,400
Net operating loss carryforward	14,400	11,000
Deferred tax liabilities:
Less valuation allowance	(93,800)	(80,400)
Net deferred tax asset	$ 0	$ 0